Risk Management - Summary of Maximum Exposure to Credit Risk (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk		₩ 3,234,780	₩ 2,635,238
Financial assets at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	[1]	3,610,408	932,736
Derivative assets (trading)
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk		693,072	443,027
Financial assets at fair value through other comprehensive income (debt securities)
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk		529	491
Financial assets at amortized cost
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk		26,998	25,273
Loans
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk		1,013,371	909,071
Long-term/short-term financial instruments
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk		1,353,080	1,728,508
Derivative assets (applying hedge accounting)
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk		324,952	204,756
Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk		12,614,902	10,029,276
Financial guarantee contracts
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	[2]	₩ 3,776,060	₩ 3,718,015

[1]	Equity investments held by the Company are excluded.
[2]	Maximum exposure associated with the financial guarantee contracts is the maximum amounts of the obligation.